Consolidated Statements of Shareholders’ Equity Statement - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock [Member]	Common Stock Including Additional Paid in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]
Shares, Issued		21,098
Stockholders' Equity Attributable to Parent	$ 7,437		$ 14,407	$ (6,834)	$ (136)
Stock Issued During Period, Shares, Purchase of Assets	1,090	1,090
Stock Issued During Period, Value, Purchase of Assets	$ 6,454		6,454
Stock Issued During Period, Shares, New Issues		1,235
Proceeds from Issuance of Common Stock	$ 8,512		8,512
Stock Issued During Period, Shares, Acquisitions	8,557	8,557
Stock Issued During Period, Value, Acquisitions	$ 68,627		68,627
Shares Issued for Payment of Interest Expense	34
Shares Issued for Settlement of Related Party Interest Expense	$ 234
Stock Issued During Period, Shares, Conversion of Convertible Securities	333	333
Stock Issued During Period, Value, Conversion of Convertible Securities	$ 2,500		2,500
Common Shares Returned for Related Party Loan Payment	(194)	(194)
Common Shares Returned for Related Party Loan Payment, value	$ (1,513)		(1,513)
Shares Issued, Warrants Exercised		2,101
Shares Issued For Warrants Exercised, Value	$ 2,712		2,712
Issued on Exercise of Options	246	247
Stock Issued During Period, Value, Stock Options Exercised	$ 148		148
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	$ 3,593		3,593
Stock Issued During Period, Shares, Issued for Services	53	87
Stock Issued During Period, Value, Issued for Services	$ 677		677
Net loss	(12,722)			(12,722)
Other Comprehensive Income (Loss)	$ (1,285)				(1,285)
Shares, Issued	1,235	34,554
Stockholders' Equity Attributable to Parent	$ 85,140		106,117	(19,556)	(1,421)
Stock Issued During Period, Shares, New Issues		6,567
Proceeds from Issuance of Common Stock	$ 12,432		12,432
Stock Issued During Period, Shares, Acquisitions	1,529	1,529
Stock Issued During Period, Value, Acquisitions	$ 6,147		6,147
Shares Issued for Payment of Interest Expense	668	668
Shares Issued for Settlement of Related Party Interest Expense	$ 1,560		1,560
Shares Issued, Warrants Exercised		349
Shares Issued For Warrants Exercised, Value	$ 1,265		1,265
Issued on Exercise of Options	293	292
Stock Issued During Period, Value, Stock Options Exercised	$ 225		225
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	7,163		7,163
Net loss	(47,227)			(47,227)
Other Comprehensive Income (Loss)	$ 286				286
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures	1,239	1,239
Restricted Stock, Value, Shares Issued Net of Tax Withholdings	$ (231)		(231)
Adjustments to Additional Paid in Capital, Warrant Issued	$ 1,380		1,380
Shares, Issued	6,173	45,198
Stockholders' Equity Attributable to Parent	$ 68,140		$ 136,058	$ (66,783)	$ (1,135)